Earnings per share (Tables)	12 Months Ended
Apr. 03, 2022
Earnings per share [abstract]
Schedule of Earnings per Share
The following table presents details for the calculation of basic and diluted earnings per share:

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
	$	$	$
Net income	94.6	70.3	148.0
Weighted average number of multiple and subordinate voting shares outstanding	108,296,802	110,261,600	109,892,031
Weighted average number of shares on exercise of stock options and RSUs	857,919	850,573	1,276,757
Diluted weighted average number of multiple and subordinate voting shares outstanding(1)	109,154,721	111,112,173	111,168,788
Earnings per share
Basic	$0.87	$0.64	$1.35
Diluted	$0.87	$0.63	$1.33
(1)    Applicable if dilutive and when the weighted average daily closing share price for the year was greater than the exercise price for stock options. As at April 3, 2022, there were 1,475,545 stock options (March 28, 2021 - 914,961 shares, March 29, 2020 - 630,374 shares) that were not taken into account in the calculation of diluted earnings per share because their effect was anti-dilutive.